CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Electric plant:
In service	$ 9,283,970	$ 8,886,407
Less: Accumulated provision for depreciation	(4,544,405)	(4,302,332)
Net in service	4,739,565	4,584,075
Nuclear fuel, at amortized cost	358,358	358,562
Construction work in progress	3,866,042	2,935,868
Total electric plant	8,963,965	7,878,505
Investments and funds:
Nuclear decommissioning trust fund	420,818	445,055
Investments in associated companies	77,037	74,981
Long-term investments	164,125	140,622
Restricted investments	503,158	653,585
Other	24,259	22,562
Total investments and funds	1,189,397	1,336,805
Current assets:
Cash and cash equivalents	752,618	397,695
Restricted short-term investments	150,000	229,324
Receivables	153,647	156,781
Inventories, at average cost	259,087	266,219
Prepayments and other current assets	8,098	18,884
Total current assets	1,323,450	1,068,903
Deferred charges and other assets:
Regulatory assets	655,063	585,084
Prepayments to Georgia Power Company	29,459	45,575
Other	21,934	13,267
Total deferred charges	706,456	643,926
Total assets	12,183,268	10,928,139
Capitalization:
Patronage capital and membership fees	962,286	911,087
Long-term debt	8,727,148	7,927,562
Obligations under capital leases	81,730	87,192
Other	21,428	20,051
Total capitalization	9,792,592	8,945,892
Current liabilities:
Long-term debt and capital leases due within one year	522,289	216,694
Short-term borrowings		190,626
Accounts payable	206,577	212,868
Accrued interest	60,971	79,510
Member power bill prepayments, current	224,957	6,171
Other current liabilities	49,465	55,136
Total current liabilities	1,064,259	761,005
Deferred credits and other liabilities:
Asset retirement obligations	1,017,563	734,997
Member power bill prepayments, non-current	54,750	203,615
Regulatory liabilities	218,998	251,649
Other	35,106	30,981
Total deferred credits and other liabilities	1,326,417	1,221,242
Total equity and liabilities	12,183,268	10,928,139
Commitments and Contingencies (Notes 1, 7, 10, 11 and 12)